General and Administrative Expenses	6 Months Ended
Jun. 30, 2024
General and Administrative Expenses
General and Administrative Expenses

Note 13 – General and Administrative Expenses

General and administrative expenses comprised the following:

	For the three months ended June 30,		For the six months ended June 30,
(expressed in millions)	2024	2023	2024	2023
Salaries and benefits	$2.5	$2.7	$5.0	$5.3
Professional fees	2.3	1.5	3.7	3.1
Cobre Panama arbitration expenses	0.8	—	2.3	—
Community contributions	0.3	—	0.4	0.1
Board of Directors' costs	0.1	0.2	0.2	0.3
Office, insurance and other expenses	2.4	1.8	2.5	3.6
	$8.4	$6.2	$14.1	$12.4

Cobre Panama arbitration expenses represent costs incurred in connection with the Cobre Panama arbitration proceedings, as referenced in Note 23 (a).